SCHWAB ETFs
SCHWAB STRATEGIC TRUST
(the “Trust”)

Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Small-Cap ETFtm

Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Supplement dated January 14, 2010 to the
Prospectuses dated November 3, 2009

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

On December 14, 2009, the Board of Trustees of the Trust approved the termination of the Distribution and Shareholder Services (12b-1) Plan. Therefore, any references to the Distribution and Shareholder Services (12b-1) Plan are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

© Charles Schwab Investment Management, Inc. All Rights Reserved.
REG53446-01 (1/10)

SCHWAB ETFs
SCHWAB STRATEGIC TRUST
(the “Trust”)
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Small-Cap ETF™
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Supplement dated January 14, 2010 to the Statement of Additional Information
(the “SAI”) dated November 3, 2009

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
On December 14, 2009, the Board of Trustees of the Trust approved the termination of the Distribution and Shareholder Services (12b-1) Plan. Therefore, any references to the Distribution and Shareholder Services (12b-1) Plan are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
© Charles Schwab Investment Management, Inc. All Rights Reserved.

REG50329-03 (1/10)